CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (156,124,000)	$ (59,414,000)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liabilities	84,455,000	(1,493,000)
Changes in operating assets and liabilities
Net cash used in operating activities	(33,671,000)	(29,678,000)
INVESTING ACTIVITIES
Net cash used in investing activities	(12,036,000)	(46,358,000)
FINANCING ACTIVITIES
Net cash provided by financing activities	40,294,000	67,201,000
Net decrease in cash and cash equivalents	(5,947,000)	(9,005,000)
Cash and cash equivalents, beginning of year	12,889,000	21,894,000
Cash and cash equivalents, end of year of year	6,942,000	12,889,000
Star Peak Energy Transition Corp [Member]
OPERATING ACTIVITIES
Net loss	(112,633,298)	(10,406)
Adjustments to reconcile net loss to net cash used in operating activities
Change in fair value of warrant liabilities	(109,269,830)
Unrealized gain from Investments held in Trust Account	(136,707)
Gain on investment (net), dividends and interest held in Trust Account	(136,707)
Changes in operating assets and liabilities
Prepaid expenses	(625,970)	(1,594)
Franchise tax payable	198,406	(4,695)
Accounts payable	(281,128)	(778)
Accrued expenses	2,370,390
Net cash used in operating activities	(1,838,477)	(17,473)
INVESTING ACTIVITIES
Cash deposited in Trust Account	(383,585,040)
Net cash used in investing activities	(383,585,040)
FINANCING ACTIVITIES
Proceeds from note payable to related party	200,000
Repayment of note payable to related party	(292,301)	(117,699)
Proceeds received from initial public offering, gross	383,585,040
Proceeds received from private placement	10,771,700
Offering costs paid	(7,904,149)	(24,500)
Net cash provided by financing activities	386,360,290	(142,199)
Net decrease in cash and cash equivalents	936,773	(159,672)
Cash and cash equivalents, beginning of year	0	159,672
Cash and cash equivalents, end of year of year	936,773	0
Supplemental disclosure of noncash activities:
Offering costs included in accounts payable	292,500	35,000
Offering costs included in accrued expenses	75,000	19,046
Adjust offering costs against accrued expenses		$ (149,200)
Deferred legal fees	203,910
Deferred underwriting commissions in connection with the initial public offering	13,425,476
Reclassification of accrued offering costs to accounts payable	(132,500)
Accounts payable paid by Sponsor	(35,000)
Initial value of Class A common stock subject to possible redemption	334,952,900
Change in value of Class A common stock subject to possible redemption	(92,197,620)
Forfeiture of Class B common stock	47
Stock warrant liabilities	$ 11,822,148